UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

MARCH 31, 2007

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  MAY 10, 2007


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	94
Form 13F Information Table Value Total:	$502,322

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III










            FORM 13F










   AS OF MARCH 31, 2007






                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ACCREDITED HOM LENDERS HOLDING
Common
00437P107

92,700
                    10,000
X


Walter Harrison
X


AFFILIATED MANAGERS GROUP INC CMN
Common
008252108

2,448,710
                    22,600
X


Walter Harrison
X


AK STEEL HOLDING CORP
Common
001547108

877,125
                    37,500
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC CMN
Common
018804104

24,163,405
                  274,834
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103

21,509,586
                  244,956
X


Walter Harrison
X


AMBAC FINANCIAL GROUP INC CMN
Common
023139108

5,235,234
                    60,600
X


Walter Harrison
X


AMERICA MOVIL SA DE CV SPONSOREDADR CMN SERIES
L
Common
02364W105

1,639,197
                    34,300
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL)CMN
Common
030145205

2,197,879
                  552,231
X


Walter Harrison
X


ANALOG DEVICES INC, CMN
Common
032654105

1,331,314
                    38,600
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108

4,308,720
                  359,060
X


Walter Harrison
X


BANK NEW YORK INC CMN
Common
064057102

16,125,843
                  397,678
X


Walter Harrison
X


BE AEROSPACE INC, CMN
Common
073302101

1,404,310
                    44,300
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103

285,141
                    34,725
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103

1,166,220
                    41,800
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASSA
Common
111320107

1,472,013
                    45,900
X


Walter Harrison
X


BROCADE COMMUNICATIONS SYSTEMS INC
Common
111621108

617,848
                    64,900
X


Walter Harrison
X


BUCYRUS INTERNATIONAL, INC CMN CLASS A
Common
118759109

3,074,550
                    59,700
X


Walter Harrison
X


CA INC
Common
12673P105

4,225,584
                  163,087
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105

17,857,760
                  236,652
X


Walter Harrison
X


CAPITAL CROSSING BANK CMN
Common
140071101

466,034
                    15,550
X


Walter Harrison
X


CHIPOTLE MEXICAN GRILL, INC CMN CLASS A
Common
169656105

968,760
                    15,600
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101

11,897,340
                  321,376
X


Walter Harrison
X


CITIZENS COMMUNICATIONS CO CMN
Common
17453B101

6,746,935
                  451,300
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102

1,531,800
                    60,000
X


Walter Harrison
X


COINSTAR INC CMN
Common
19259P300

1,007,860
                    32,200
X


Walter Harrison
X


COMCAST CORPORATION
Common
20030N200

3,000,366
                  117,800
X


Walter Harrison
X


CORNING INCORPORATED CMN
Common
219350105

11,001,612
                  483,800
X


Walter Harrison
X


CROSSTEX ENERGY
Common
22765Y104

2,544,375
                    88,500
X


Walter Harrison
X


CVS/CAREMARK CORP CMN
Common
126650100

12,332,085
                  361,221
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102

5,679,072
                  302,400
X


Walter Harrison
X


ECHOSTAR COMMUNICATIONS CORP CLASS A
Common
278762109

1,302,900
                    30,000
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108

21,947,437
                  228,215
X


Walter Harrison
X


FAIRFAX FINANCIAL HOLDINGS LTD
Preferred
26926Q108

-
                      2,000
X


Walter Harrison
X


FANNIE MAE COMMON STOCK CMN
Common
313586109

10,262,732
                  188,031
X


Walter Harrison
X


FIRST REPUBLIC BANK CMN
Common
336158100

18,479,513
                  344,125
X


Walter Harrison
X


FOOT LOCKER
Common
344849104

3,068,565
                  130,300
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)CMN CLASSA
Common
345550107

22,481,346
                  339,700
X


Walter Harrison
X


GENERAL CABLE CORP CMN
Common
369300108

502,242
                      9,400
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION
Common
37185Y203

1,689,888
                  278,400
X


Walter Harrison
X


GLOBALSANTAFE CORP CMN
Common
G3930E101

1,566,672
                    25,400
X


Walter Harrison
X


HANA BIOSCIENCES, INC CMN
Common
40963P105

150,890
                    79,000
X


Walter Harrison
X


HARRAHS ENTMT INC CMN
Common
413619107

7,079,781
                    83,834
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100

4,145,697
                  944,350
X


Walter Harrison
X


HOME DEPOT INC CMN
Common
437076102

2,075,810
                    56,500
X


Walter Harrison
X


INTEGRATED ELECTRICAL SVC
Common
45811E301

1,507,615
                    60,963
X


Walter Harrison
X


ITLA CAP CORP CMN
Common
450565106

13,920,552
                  267,600
X


Walter Harrison
X


JDS UNIPHASE CORPORATION
Common
46612J507

1,142,250
                    75,000
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109

1,830,830
                  164,200
X


Walter Harrison
X


LIBERTY GLOBAL INC CMN CLASSA
Common
530555101

542,555
                    16,476
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIESC
Common
530555309

11,057,179
                  360,874
X


Walter Harrison
X


LIBERTY MEDIA HOLDING CORP CMN SERIES A
Common
53071M104

16,643,225
                  698,708
X


Walter Harrison
X


LIBERTY MEDIA HOLDING CORP CAPITAL CMN SERIES C
Common
53071M302

5,563,230
                    50,305
X


Walter Harrison
X


LIFETIME BRANDS
Common
53222Q103

1,205,353
                    57,700
X


Walter Harrison
X


LIMITED BRANDS
Common
532716107

2,035,286
                    78,100
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON CMN
Common
542307103

964,038
                    14,600
X


Walter Harrison
X


MARVELL TECHNOLOGY GROUP LTD CMN
Common
G5876H105

542,963
                    32,300
X


Walter Harrison
X


MASSEY ENERGY CORP
Common
576206106

6,781,973
                  282,700
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS INC CMN
Common
57772K101

7,300,020
                  248,300
X


Walter Harrison
X


METTLER-TOLEDO INTL
Common
592688105

14,801,443
                  165,250
X


Walter Harrison
X


MICROSOFT CORPORATION
Common
594918104

4,370,016
                  156,800
X


Walter Harrison
X


MOTIENT CORPORATION CMN
Common
619908304

320,678
                    37,950
X


Walter Harrison
X


MOTIVE INC
Common
61980V107

584,270
                  164,583
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INCCMN
Common
649445103

1,598,245
                    90,861
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104

3,565,104
                  154,200
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASSB
Common
62913F201

1,654,214
                    22,300
X


Walter Harrison
X


NYMEX HOLDINGS
Common
62948N104

1,248,992
                      9,200
X


Walter Harrison
X


OCWEN FINANCIAL CORP CMN
Common
675746101

5,580,458
                  433,602
X


Walter Harrison
X


ORACLE CORPORATION CMN
Common
68389X105

2,779,329
                  153,300
X


Walter Harrison
X


PACIFIC SUNWEAR OF CALIFORNIA
Common
694873100

1,492,844
                    71,668
X


Walter Harrison
X


PEABODY ENERGY CORP
Common
704549104

1,263,536
                    31,400
X


Walter Harrison
X


PFF BANCORP INC CMN
Common
69331W104

8,497,556
                  280,170
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205

2,314,882
                    54,200
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107

1,077,750
                    25,000
X


Walter Harrison
X


PULTE HOMES INC CMN
Common
745867101

20,085,786
                  759,100
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103

4,730,994
                  110,900
X


Walter Harrison
X


RADIAN GROUP INC CMN
Common
750236101

12,759,490
                  232,498
X


Walter Harrison
X


RADWARE LTD. CMN
Common
M81873107

1,243,850
                    92,137
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC(NEW)CMN
Common
756240305

1,323,324
                  365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402

18,795,184
                  360,199
X


Walter Harrison
X


SAIC, INC SMN
Common
78390X101

1,719,876
                    99,300
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102

1,150,695
                  140,500
X


Walter Harrison
X


SLM CORPORATION CMN
Common
78442P106

6,102,280
                  149,200
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT CMN
Common
831758107

4,810,496
                  486,400
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106

122,836
                    11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209

5,569,547
                  148,799
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105

2,283,576
                  115,800
X


Walter Harrison
X


TRIQUINT SEMICONDUCTOR INC CMN
Common
89674K103

500,000
                  100,000
X


Walter Harrison
X


TURBOCHEF TECHNOLOGIES, INC. CMN
Common
900006206

765,566
                    50,300
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304

7,241,623
                  207,081
X


Walter Harrison
X


UNITEDHEALTH GROUP INC CMN
Common
91324P102

14,746,848
                  278,400
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108

7,480,620
                  189,000
X


Walter Harrison
X


WYNN RESORTS LTD CMN
Common
983134107

844,254
                      8,900
X


Walter Harrison
X


YRC WORLDWIDE INC
Common
984249102

4,806,290
                  119,500
X


Walter Harrison
X


ZORAN CORP CMN
Common
98975F101

1,090,420
                    64,067
X


Walter Harrison
X


Total Market Value


502,322,792







